Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of the components of the Company's intangible assets subject to amortization
The following tables summarize the components of intangible assets subject to amortization:

Year ended December 31, 2015	Emission Allowances	Development Rights	Customer Contracts	Customer Relationships	PPAs	Leasehold Rights	Other	Total
		(In millions)
January 1, 2015	$16	$4	$15	$66	$1,269	$86	$6	$1,462
Other	(1)	—	—	—	(6)	—	—	(7)
December 31, 2015	15	4	15	66	1,263	86	6	1,455
Less accumulated amortization	(1)	(1)	(6)	(3)	(75)	(5)	(2)	(93)
Net carrying amount	$14	$3	$9	$63	$1,188	$81	$4	$1,362

Year ended December 31, 2014	Emission Allowances	Development Rights	Customer Contracts	Customer Relationships	PPAs	Leasehold Rights	Other	Total
	(In millions)
January 1, 2014	$8	$4	$15	$66	$14	$—	$6	$113
Acquisition of Alta Wind Portfolio	—	—	—	—	1,092	86	—	1,178
Transfer of January 2015 Drop Down Assets	7	—	—	—	160	—	—	167
Other	1	—	—	—	3	—	—	4
December 31, 2014	16	4	15	66	1,269	86	6	1,462
Less accumulated amortization	—	(1)	(5)	(2)	(26)	(2)	(2)	(38)
Net carrying amount	$16	$3	$10	$64	$1,243	$84	$4	$1,424

Schedule of estimated amortization of NRG's intangible assets for each of the next five years	The following table presents estimated amortization of the Company's intangible assets for each of the next five years:

Year Ended December 31,	Total
(In millions)
2016	$70
2017	70
2018	71
2019	71
2020	71